Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document And Entity Information
Entity Registrant Name	Box Ships Inc.
Entity Central Index Key	0001504795
Document Type	20-F
Trading Symbol	TEUFF
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	2,912,257
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016